Employee Benefit Plans (Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Hierarchy) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total	$ 14,667	$ 14,726	$ 9,663
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	9,734	9,458
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	4,337	4,772
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total	596	496
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	959	714
Cash and Cash Equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	959	714
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	6,162	5,991
Mutual Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	5,656	5,267
Mutual Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	506	724
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,610	1,305
Hedge Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	1,014	809
Hedge Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total	596	496
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,941	4,399
Common Stock [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	3,119	3,477
Common Stock [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	822	922
Mortgage-Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	53	151
Mortgage-Backed Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	53	151
Government and GSE Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,171	1,367
Government and GSE Bonds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	1,171	1,367
Corporate Bond [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	771	799
Corporate Bond [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	$ 771	$ 799